Accounting judgments and estimates	12 Months Ended
Dec. 31, 2023
Accounting judgments and estimates
Accounting judgments and estimates

6 Accounting judgments and estimates

The preparation of the consolidated financial statements requires the management board to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures. Actual results could differ from those estimates. Estimates and underlying assumptions are reviewed on an ongoing basis and revisions of estimates are recorded prospectively.

6.1Judgments

Provision for expected credit losses of trade receivables and contract assets

The Group uses a provision matrix to calculate ECLs for trade receivables and contract assets. The provision rates are based on days past due for groupings of various customer segments that have similar loss patterns (e.g. by segment, geography, customer type and rating).

The provision matrix is initially based on the Group's historical observed default rates.

The assessment of the correlation between historical observed default rates and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecasted economic conditions. The Group's historical credit loss experience and forecast of economic conditions may also not be representative of customer's actual default in the future. The information about the ECLs on the Group's trade receivables and contract assets is disclosed in Note 23.2.

Deferred tax asset on loss carryforwards

The tax losses carried forward do not expire. In the light of the Company’s loss history, the recognition of deferred taxes for tax losses carried forward and deductible temporary differences is limited to the future reversal of existing taxable temporary differences.

Fair value measurement of financial instruments

When the fair values of financial assets and liabilities recorded in the statement of financial position cannot be measured based on quoted prices in active markets, their fair values are measured using valuation techniques including the discounted cash flow model and option pricing models. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing fair values. For the valuation of the loan hosting a multiple embedded option the Group used the Leveraged Loan Index spread for B- companies as boundary conditions. See Note 23.1 for further details.

Revenue implicit concession

The Group has a diagnostics customer in the Middle Eastern region with a history of significant payment delays. This history has resulted in the recognition of significant subsequent impairment losses by applying the expected credit loss method as the collection of the contractual consideration was historically considered probable upon recognition of revenue. In 2021, based on the developments in its collection experience, additional negotiations with the customer, and past experiences, the Group considered it necessary to reassess its judgments related to the recognition of revenue from contracts with this customer.

The Group’s management concluded, based on the facts and circumstances and management’s expectations regarding this customer, that this uncertainty in the amount of the contract consideration it expects to collect, and the likelihood of accepting a lower amount or changing payment terms represents an “implicit price concession” such that the contract consideration is variable.

Therefore, the Group’s management estimates the amount of the contractual consideration it expects to ultimately collect and for which it is highly probable that related revenue recognized would not be subject to significant future reversals when such uncertainty is resolved. The Group’s management estimates the implicit price concessions by applying an estimated rate of 5% (2022: 2%; 2021: 18%, based primarily upon past collection history).

Despite the uncertainties related to the amount expected to be collected from the customer, based on experience and the facts and circumstances related to the customer, the Group considers it probable that it will collect 95% (2022: 98%; 2021: 82%) of the amount of estimated variable transaction price due to newly agreed payment plans established with the customer. Therefore, the Group records the difference between the billed amount and the amount estimated to be collectible as a reduction to revenue. At the end of each reporting period, and if necessary upon receipt of new information, the Group may revise the amount of the variable consideration included in the transaction price. The Group has applied this accounting policy and accounting estimate to arrangements with this customer prospectively with effect from the third quarter of 2021.

Investment in Joint Venture

On June 26, 2023, as mentioned in Note 1, the Company entered into a joint venture agreement (the “Joint Venture Agreement”) with Pharmaceutical Investment Company (“PIC” or “Lifera”), a closed joint stock company incorporated pursuant to the laws of Saudi Arabia and a wholly-owned subsidiary of the Public Investment Fund (PIF) based in Riyadh, to form a joint venture under the laws of Saudi Arabia. Management has analyzed the terms included in the contract analyzing the control over the JV under IFRS 10, considering such as voting rights, percentage of ownership, board reserves matter and resolutions, concluding the Company has joint control over the “JV”, classifying the investment as an investment in a Joint Venture under IAS28 – refer to Note 15 Investment in Joint Venture.

6.2 Assumptions and estimation uncertainties

Going Concern

In assessing whether the going concern assumption is appropriate and whether there are material uncertainties that may cast significant doubt about our ability to continue as a going concern, management must estimate future cash flows for a period of at least twelve-months following the end of the reporting period by considering relevant available information about the future. Management has considered a wide range of factors relating to expected cash inflows which are subject to uncertainty, including the forecasted revenue from the Diagnostics and Pharmaceutical segments, as well as whether we will enter into any new significant pharmaceutical partnerships, and realize potential cash injections from the sale of receivables, assuming such sale meets the requirements for a true sale under IFRS, modifications under the convertible loan, the sale of the shares in the JV, as well as the possibility to comply with covenants mentioned in note 2.2. Management has also estimated cash outflows such as operating and capital expenditures and debt repayments, including the ability to delay uncommitted expenditures, and to benefit from the implementation of certain cost saving measures. Estimated future cash flows are derived from cash inflows from projected revenues less projected cash costs and are based on the approved budget adjusted for any earnings that have come from the year-to-date performance. Estimated future cash flows have been prepared based on assumptions such as:

●	additional capital injections in relation to sold receivables from customers in the region of the Kingdom of Saudi Arabia which are conditional on certain contract closing and payment conditions not yet met (i.e., achievement of business plan targets) and that such sale, if implemented will meet the true sale criteria under IFRS,
●	additional cash injections in relation to sold shares in the JV to PIC,
●	compliance with covenants in our Oxford Loan and Security Agreement,
●	revenue growth rates by segment,
●	current contract pipeline considering signed contracts and contracts under negotiations in our pharmaceutical segment,
●	consumable costs affecting the overall margin to be significantly reduced in the following years due to the incorporation of a new sequencer on the laboratory that reduces the material required to run the diagnostic tests and
●	reduction of R&D and G&A expenses based on the Company’s implemented cost saving measures.

Share-based payments

Estimating fair value for share-based payment transactions requires a determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. For the measurement of the fair value of equity-settled transactions at the grant date (including those issued to replace the cash-settled transactions), the Group uses the Monte Carlo simulation model. The fair value at grant date of equity-settled transactions is not updated at the end of each reporting period.